Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Shares – Return Before Taxes
Average Annual Return, Percent	[1]		45.10%	9.58%	7.61%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Shares – Return Before Taxes
Average Annual Return, Percent			45.54%	9.86%	7.88%
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Shares – Return After Taxes on Distributions
Average Annual Return, Percent	[2]		42.33%	9.35%	7.38%
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Shares – Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[2]		29.47%	7.95%	6.42%
Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Shares – Return Before Taxes
Average Annual Return, Percent	[3]		49.52%	5.75%	8.08%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Shares – Return Before Taxes
Average Annual Return, Percent			49.90%	6.02%	8.35%
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Shares – Return After Taxes on Distributions
Average Annual Return, Percent	[4]		49.80%	5.80%	8.05%
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Shares – Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[4]		29.96%	4.74%	6.86%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			33.57%	4.20%	8.42%
MSCI Emerging Markets SMID Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI Emerging Markets SMID Cap Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			24.86%	7.30%	7.91%
MSCI All-Country World Index ex-USA (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI All-Country World Index ex-USA (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			32.38%	7.91%	8.41%
MSCI EAFE Small Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE Small Cap Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			31.83%	5.62%	7.49%

[1]	Investor Class shares were first offered on December 2, 2019. The performance figures for Investor Class shares include the performance for the Institutional Class shares for the period prior to December 2, 2019, adjusted for Investor Class shares’ expenses, which are higher than the expenses of Institutional Class shares.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[3]	Effective February 10, 2020, the Fund converted its existing Advisor Class shares to Institutional Class shares and the Advisor Class was then terminated. The Advisor Class shares (which were previously designated as Investor Class shares) were first offered on March 31, 2010. Institutional Class shares (which were previously designated as Class I shares) were first offered on December 31, 2013. Investor Class shares were first offered on December 2, 2019. The performance figures for Investor Class shares include the performance for the Institutional Class shares for the period prior to December 2, 2019, adjusted for Investor Class shares’ expenses, which are higher than the expenses of Institutional Class shares.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.